UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  40 Main Street
          Chatham, New Jersey 07928


13F File Number: 28-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier              Chatham, New Jersey          November 14, 2005
-----------------------     --------------------------   ----------------------
     [Signature]               [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $743,067
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number               Name

1.           28-10536                           Pennant Offshore Partners, Ltd.

2.           28-10768                           Pennant Onshore Qualified, LP

3.           28-10746                           Pennant General Partner, LLC


                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2005


COLUMN 1                            COLUMN  2      COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8

                                                                VALUE    SHRS OR    SH/  PUT/  INVESTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS     CUSIP     (X$1000)  PRN AMT    PRN  CALL  DISCRETN  MGRS  SOLE     SHARED  NONE
--------------                    --------------     -----     --------  -------    ---  ----  --------  ----  ----     ------  ----
Accredited Home Lendrs HLDG             COM         00437P107     8,298     236,000  SH        SHARED    1,2,3    236,000
Agere Sys, Inc                          CL A        00845v308    10,410   1,000,000  SH        SHARED    1,2,3  1,000,000
Alleghany Corp                          COM         017175100    11,829      38,658  SH        SHARED    1,2,3     38,658
Alpha Natural Resources Inc             COM         02076x102    18,204     606,000  SH        SHARED    1,2,3    606,000
American Intl Group, Inc                COM         026874107    17,968     290,000  SH        SHARED    1,2,3    290,000
Apria Healthcare Group Inc              COM         037933108    10,530     330,000  SH        SHARED    1,2,3    330,000
Arch Cap Group Ltd.                     ORD         g0450a105    13,538     273,000  SH        SHARED    1,2,3    273,000
Arch Coal Inc.                          COM         39380100     19,575     290,000  SH        SHARED    1,2,3    290,000
Axcan Pharma Inc                        COM         054923107    21,363   1,653,500  SH        SHARED    1,2,3  1,653,500
BEA Sys, Inc                            COM         073325102    18,635   2,072,908  SH        SHARED    1,2,3  2,072,908
Comcast Corp NEW                        COM         20030N101    18,363     625,000  SH        SHARED    1,2,3    625,000
Commscope Inc                           COM         203372107     2,993     172,600  SH        SHARED    1,2,3    172,600
Conseco Inc                           COM NEW       208464883    17,732     840,000  SH        SHARED    1,2,3    840,000
Dollar Thrifty Automotive Gp            COM         256743105    13,869     411,900  SH        SHARED    1,2,3    411,900
Enterasys Networks Inc                  COM         293637104    17,333  12,934,800  SH        SHARED    1,2,3 12,934,800
Federal Home Ln Mtg Corp                COM         313400301    23,431     415,000  SH        SHARED    1,2,3    415,000
Fidelity National Finl, Inc             COM         316326107    33,430     750,900  SH        SHARED    1,2,3    750,900
Geac Computer Ltd.                      COM         368289104    34,352   3,685,800  SH        SHARED    1,2,3  3,685,800
Griffon Corp                            COM         398433102     5,951     241,900  SH        SHARED    1,2,3    241,900
Hummingbird Inc                         COM         44544r101     5,385     241,300  SH        SHARED    1,2,3    241,300
JER Invt Trust Inc                      COM         46614H301     1,806     100,000  SH        SHARED    1,2,3    100,000
Kadant Inc                              COM         48282T104     8,435     420,500  SH        SHARED    1,2,3    420,500
Levitt Corp                             CL A        52742p108     6,049     263,700  SH        SHARED    1,2,3    263,700
Lipman Electronic Engineerin            COM         m6772h101     8,534     406,179  SH        SHARED    1,2,3    406,179
MDC Partners Inc                        COM         552697104     2,043     284,200  SH        SHARED    1,2,3    284,200
Massey Energy Corp                      COM         576206106    18,385     360,000  SH        SHARED    1,2,3    360,000
Merck & Co. Inc                         COM         589331107     6,899     253,570  SH        SHARED    1,2,3    253,570
Microsoft Corp                          COM         594918104     5,146     200,000  SH        SHARED             200,000
Mittal Steel Co. NY                NY REG SH CL A   60684p101     7,920     275,000  SH        SHARED    1,2,3    275,000
Moneygram Intl Inc                      COM         60935y109    13,677     630,000  SH        SHARED    1,2,3    630,000
NASDAQ Stock Market Inc                 COM         631103108    25,350   1,000,000  SH        SHARED    1,2,3  1,000,000
NVR, Inc                                COM         62944t105     1,858       2,100  SH        SHARED    1,2,3      2,100
Newmont Mining Corp                     COM         651639106    27,359     580,000  SH        SHARED    1,2,3    580,000
Old Rep Intl Corp                       COM         680223104    21,203     795,000  SH        SHARED    1,2,3    795,000
Par Pharmaceutical Cos Inc              COM         69888p106    26,620   1,000,000  SH        SHARED    1,2,3  1,000,000
Pfizer Inc                              COM         717081103    13,108     524,970  SH        SHARED    1,2,3    524,970
RADVision Ltd                           ORD         M81869105     5,538     405,100  SH        SHARED    1,2,3    405,100
Rinker Group Ltd                   Sponsored ADR    76687m101    38,166     600,000  SH        SHARED    1,2,3    600,000
Rudolph Technologies Inc                COM         781270103     5,927     440,000  SH        SHARED    1,2,3    440,000
Sanfilippo John B. & Son, Inc           COM         800422107     4,617     263,800  SH        SHARED    1,2,3    263,800
Sappi LTD                               COM         803069202    10,022     850,000  SH        SHARED    1,2,3    850,000
Saxon Cap Inc NEW                       COM         80556t106     6,340     535,000  SH        SHARED    1,2,3    535,000
Symantec Corp                           COM         871503108    51,914   2,291,000  SH        SHARED    1,2,3  2,291,000
Universal Stainless & Alloy             COM         913837100    10,470     623,190  SH        SHARED    1,2,3    623,190
Viad Corp                             COM NEW       92552R406     7,385     270,000  SH        SHARED    1,2,3    270,000
Walter Inds Inc                         COM         93317q105    37,791     772,500  SH        SHARED    1,2,3    772,500
Washington Group Intl, Inc              COM         938862208    23,448     435,100  SH        SHARED    1,2,3    435,100
Whirlpool Corp                          COM         963320106    23,868     315,000  SH        SHARED    1,2,3    315,000

03461.0004 #617455